LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of operating lease related assets and liabilities

	December 31,
	2024	2025
	US$’000	US$’000
Operating lease - right-of-use asset, net	37	–

	December 31,
	2024	2025
	US$’000	US$’000
Operating lease liabilities
Current portion	37	–
Non-current portion	–	–
Total operating lease liabilities	37	–

Schedule of finance lease related assets and liabilities

	December 31,
	2024	2025
	US$’000	US$’000
Motor vehicle	239	239
Accumulated depreciation	(48)	(72)
Motor vehicle, net	191	167

	December 31,
	2024	2025
	US$’000	US$’000
Finance lease liabilities
Current portion	29	31
Non-current portion	72	49
Total finance lease liabilities	101	80

Schedule of maturity of finance lease liabilities

2025
US$’000
2026	34
2027	34
2028	17
Total	85
Imputed interest	(5)
Present value of finance lease liabilities	80